SCHEDULE OF RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Details) (Parenthetical) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Foreign exchange gain (loss)	$ 159,253	$ (170,311)	$ (26,422)
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Foreign exchange gain (loss)	23	653	$ 1,157
Warrant liabilities [member]
IfrsStatementLineItems [Line Items]
Foreign exchange gain (loss)	3,624	3,302
Bank borrowings [member]
IfrsStatementLineItems [Line Items]
Foreign exchange gain (loss)	$ 25,044	$ 28,924